Significant Accounting Policies, Revenue from Charterers (Details) - Revenues [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Customers Accounting for More than 10 Percent [Member]
Revenue [Abstract]
Concentration risk percentage	60.00%	78.00%
Customer A [Member]
Revenue [Abstract]
Concentration risk percentage	27.00%	15.00%
Customer B [Member]
Revenue [Abstract]
Concentration risk percentage	20.00%	0.00%
Customer C [Member]
Revenue [Abstract]
Concentration risk percentage	13.00%	16.00%
Customer D [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	14.00%
Customer E [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	13.00%
Customer F [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	10.00%
Customer G [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	10.00%